Exhibit 99.9

Monthly Investor Report: Verizon Master Trust - VZMT 2024-8

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

October 2025	11/20/2025	12	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/22/27	11/20/2030	$816,010,000.00		4.62%			4.62%
Class A-1b	11/22/27	11/20/2030	$75,000,000.00	31	SOFR +0.42%	11/13/2025	4.14202%	4.56%
Class B	11/22/27	11/20/2030	$68,120,000.00		4.82%			4.82%
Class C	11/22/27	11/20/2030	$40,870,000.00		4.99%			4.99%

Total			$1,000,000,000.00

Series 2024-8 Allocation % x Group One Available Funds	$72,723,327.42
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$72,723,327.42

Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$73.95	$73.95	$0.00	$0.00	$72,723,253.47
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$72,723,253.47
Asset Representations Reviewer Fee	$38.79	$38.79	$0.00	$0.00	$72,723,214.68
Supplemental ARR Fee	$155.16	$155.16	$0.00	$0.00	$72,723,059.52
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$72,721,809.52
Servicing Fee	$770,150.35	$770,150.35	$0.00	$0.00	$71,951,659.17
Class A-1a Note Interest	$3,141,638.50	$3,141,638.50	$0.00	$0.00	$68,810,020.67
Class A-1b Note Interest	$294,630.46	$294,630.46	$0.00	$0.00	$68,515,390.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$68,515,390.21
Class B Note Interest	$273,615.33	$273,615.33	$0.00	$0.00	$68,241,774.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$68,241,774.88
Class C Note Interest	$169,951.08	$169,951.08	$0.00	$0.00	$68,071,823.80
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$68,071,823.80
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$68,071,823.80
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$68,071,823.80
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$68,071,823.80
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$68,071,823.80
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$68,071,823.80
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$68,071,823.80
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$68,071,823.80
Class R Interest	$68,071,823.80	$68,071,823.80	$0.00	$0.00	$0.00

Total	$72,723,327.42	$72,723,327.42	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b	$0.00	$0.00	$294,630.46	$0.00	$0.00	$294,630.46
Class B	$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C	$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total	$0.00	$0.00	$3,879,835.37	$0.00	$0.00	$3,879,835.37

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.85	$0.00	$3.85	$816,010,000.00	1.00	$816,010,000.00	1.00
Class A-1b	$1,000.00	$3.93	$0.00	$3.93	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$4.02	$0.00	$4.02	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.16	$0.00	$4.16	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000.00	$3.88	$0.00	$3.88	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$500,000,000.00		$500,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.